Provisions (Current and Non-Current) - Schedule of Reconciliation of Provision (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Annual Leave Provision [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the financial year	$ 145,499	$ 239,821
(Less)/ Add: obligation accrued during the year	91,106	155,967
Less: utilized during the year	(84,253)	(250,289)
Balance at the end of the financial year	152,352	145,499
Long Service Leave Provision [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the financial year	271,933	299,739
(Less)/ Add: obligation accrued during the year	10,226	(27,806)
Less: utilized during the year	(37,610)
Balance at the end of the financial year	$ 244,549	$ 271,933